Scheduled Principal Repayment of Long-term Loan (Detail) - Dec. 31, 2016 ¥ in Millions	CNY (¥)	USD ($)
Debt Instrument [Line Items]
June 1, 2017	¥ 4.5	$ 648,000
June 1, 2018	5.0	720,000
June 1, 2019	6.5	936,000
June 1, 2020	7.5	1,080,000
June 1, 2021	8.5	1,224,000
June 1, 2022	9.5	1,368,000
June 1, 2023	10.5	1,512,000
June 1, 2024	11.5	1,657,000
June 1, 2025	12.5	1,801,000
May 20, 2026	14.0	2,017,000
Total	¥ 90.0	$ 12,963,000